Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	DREYFUS THIRD CENTURY FUND, INC
Central Index Key	0000030167
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | DREYFUS THIRD CENTURY FUND INC | Class T
Prospectus:
Trading Symbol	DRTTX